Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leases Future Minimum Payments Receivable (Details) [Abstract]
2014	$ 661,366
2015	583,491
2016	477,370
2016	396,689
2017	329,722
Thereafter	1,130,293
Total	$ 3,578,931